SUBSEQUENT EVENT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Sep. 02, 2025	Mar. 15, 2025	Feb. 21, 2025	Mar. 31, 2025	Jun. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 10, 2025	Dec. 31, 2024	Jun. 28, 2024
Common stock, par value										$ 0.003
Common Class A [Member]
Issuance of Class A Ordinary Shares, shares		23,255,814	23,255,814	23,255,814
Common stock, par value					$ 0.003	$ 0.003	$ 0.003	$ 0.003	$ 0.003
Forecast [Member] | Placement Agent Warrants [Member]
Shares issued	678,000
Placement Agency Agreement [Member] | Forecast [Member] | Maximum [Member]
Gross proceeds	$ 8,000
Placement Agency Agreement [Member] | Forecast [Member] | Minimum [Member]
Gross proceeds	$ 7,440
Placement Agency Agreement [Member] | Forecast [Member] | Common Class A [Member]
Issuance of Class A Ordinary Shares, shares	13,560,000
Common stock, par value	$ 0.003
Shares issued	13,560,000
Exercise price, per share	$ 0.59